Income and social contribution taxes (Details) - Schedule of income and social contribution tax expenses - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of income and social contribution tax expenses [Abstract]
Income before income and social contribution taxes		R$ 298,131	R$ 133,529	R$ 199,798
Combined nominal rate of income tax and social contribution taxes – %		34.00%	34.00%	34.00%
Net combined nominal rate of income tax and social contribution taxes		R$ (101,365)	R$ (45,400)	R$ (67,931)
Share of loss in a Joint Venture		4	(51)	375
Management bonus		(2,795)	(2,411)	(2,827)
Share-based incentive plan - ILPA			126	(232)
Nondeductible expenses		(6)		(126)
Profit or loss of joint venture abroad			(1,070)	(2,618)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	[1]	53,717	35,999	51,126
Recognition of deferred taxes (a)	[2]	73,888
Other permanent addition		(3,928)	(1,168)	(486)
Income and social contribution taxes for the year		19,515	(13,975)	(22,719)
Current		(31,021)	(10,447)	(10,487)
Deferred		R$ 50,536	R$ (3,528)	R$ (12,232)
Effective tax rate		7.00%	(10.00%)	(11.00%)

[1]	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.
[2]	Refers to deferred tax assets related to tax losscarryfoward of Agrifirma, which were recognized upon the merger of Jaborandi Agrícola into Agrifirma. As a result of the merger, the expected future taxable income projections were revised, and the Company concluded that future taxable income will be generated to realize these tax loss carryforwards.